Cover Page	9 Months Ended
Mar. 28, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Sandisk Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-1508671
Entity Address, Address Line One	951 Sandisk Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	801-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002023554
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Bernard Shek
Entity Address, Address Line One	951 Sandisk Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	801-1000